Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated January 1, 2017

to the Statutory Prospectus for Class A, Class C, Class R, Institutional Class,

Class R6, Class P and Administrative Class Shares of Allianz Funds

Dated August 29, 2016 (as revised October 1, 2016) (as supplemented thereafter)

Disclosure Relating to AllianzGI Focused Growth Fund (the “Fund”)

At its December 15-16, 2016 meeting, the Board of Trustees of Allianz Funds (the “Trust”) approved an amendment to the existing Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (the “Adviser”). Pursuant to the amendment, the Adviser has contractually agreed to waive certain fees with respect to the Fund as detailed in the revised disclosure below.

Within the Fund Summary relating to the Fund in its statutory prospectus, the fee tables and expense examples under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.85%	0.25%	0.01%	1.11%	(0.12)%	0.99%
Class C	0.85	1.00	0.01	1.86	(0.10)	1.76
Class R	0.85	0.50	0.01	1.36	(0.10)	1.26
Institutional	0.75	None	0.01	0.76	(0.10)	0.66
Class R6	0.70	None	0.01	0.71	(0.10)	0.61
Class P	0.85	None	0.01	0.86	(0.10)	0.76
Administrative	0.75	0.25	0.01	1.01	(0.10)	0.91

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2)	Effective January 1, 2017, AllianzGI U.S. has contractually agreed to observe, through December 31, 2017, (i) an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.10%, and (ii) an irrevocable waiver of a portion of its administration fees for Class A shares, which reduces the contractual fee rate by 0.02%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$645	$872	$1,117	$1,817	$645	$872	$1,117	$1,817
Class C	279	575	997	2,172	179	575	997	2,172
Class R	128	421	735	1,626	128	421	735	1,626
Institutional	67	233	413	933	67	233	413	933
Class R6	62	217	385	873	62	217	385	873
Class P	78	264	467	1,052	78	264	467	1,052
Administrative	93	312	548	1,227	93	312	548	1,227

Disclosure Relating to All Series

Within the Management of the Funds section of the Fund’s statutory prospectus, the table under “Management Fees–Advisory Fees” is hereby revised in its entirety as follows:

Allianz Fund	Advisory Fees
AllianzGI Global Small-Cap and AllianzGI Technology(2) Funds	0.90%
AllianzGI Emerging Markets Opportunities Fund(1)	0.86%
AllianzGI Health Sciences Fund	0.80%
AllianzGI Global Natural Resources Fund	0.70%
AllianzGI Income & Growth Fund(3)	0.65%
AllianzGI Small-Cap Blend Fund(9)	0.61%
AllianzGI NFJ International Value Fund(4)	0.60%
AllianzGI NFJ Small-Cap Value Fund(5)	0.59%
AllianzGI NFJ Mid-Cap Value Fund(6)	0.57%
AllianzGI Mid-Cap Fund	0.47%
AllianzGI Focused Growth(10), AllianzGI NFJ Dividend Value(7) and AllianzGI NFJ Large-Cap Value Funds(8)	0.45%

(1)	Effective October 13, 2015, the Investment Advisory Fee was reduced to from 0.90% to 0.85%.

(2)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.15% to 0.75%, and then an additional 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $2 billion from November 1, 2015 through October 31, 2016, based on the unadjusted contractual 0.90% advisory fee rate.

(3)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.

(4)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $4 billion from November 1, 2015 through October 31, 2016, based on the unadjusted contractual 0.60% advisory fee rate.

(5)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.

(6)	Effective November 1, 2015, the Investment Advisory Fee was reduced from 0.60% to 0.55%.

(7)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%, and then an additional 0.025% on net assets in excess of $7.5 billion, and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets.

(8)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%.

(9)	Effective March 9, 2015, the Adviser contractually agreed to observe, through March 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduced the 0.65% contractual fee rate by 0.06% to 0.59% during that period.

(10)	Effective January 1, 2017, the Adviser has contractually agreed to observe, through December 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.10% to 0.35%.

Within the Management of the Funds section in the Fund’s statutory prospectus, the “Administration Fees” table under “Management Fees–Administration Fees” is hereby revised in its entirety as follows:

Allianz Fund	Class A	Class C	Class R	Institutional Class	Class R6	Class P	Administrative Class
AllianzGI Emerging Markets Opportunities Fund(1)	0.36%	0.40%	N/A	0.30%	0.20%	0.39%	N/A
AllianzGI Focused Growth Fund(4)	0.40	0.40	0.40%	0.30	0.25	0.40	0.30%
AllianzGI Global Natural Resources Fund	0.45	0.45	N/A	0.35	N/A	0.45	N/A
AllianzGI Global Small-Cap Fund	0.45	0.45	N/A	0.35	N/A	0.45	N/A
AllianzGI Health Sciences Fund	0.40	0.40	N/A	0.30	N/A	N/A	N/A
AllianzGI Income & Growth Fund	0.38	0.38	0.38	0.28	N/A	0.38	N/A
AllianzGI Mid-Cap Fund	0.40	0.40	0.40	0.30	N/A	0.40	0.30
AllianzGI NFJ Dividend Value Fund	0.36	0.36	0.36	0.26	0.21	0.36	0.26
AllianzGI NFJ International Value Fund(2)	0.43	0.43	0.43	0.33	0.28	0.43	0.33
AllianzGI NFJ Large-Cap Value Fund	0.40	0.40	0.40	0.30	N/A	0.40	0.30
AllianzGI NFJ Mid-Cap Value Fund	0.40	0.40	0.40	0.30	N/A	0.40	0.30
AllianzGI NFJ Small-Cap Value Fund(3)	0.37	0.37	0.37	0.22	0.17	0.37	0.22
AllianzGI Small-Cap Blend Fund	0.40	0.40	N/A	0.30	N/A	0.40	N/A
AllianzGI Technology Fund	0.39	0.39	N/A	0.29	N/A	0.39	0.29

(1)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.15%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.

(2)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.025%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.

(3)	The Administrator has contractually agreed to observe, effective November 1, 2016, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees which reduces the contractual fee rate by 0.05%. An identical fee waiver was in effect from November 1, 2015 through October 31, 2016, but only with respect to Institutional Class, Class R6 and Administrative Class shares.

(4)	Effective January 1, 2017, the Administrator has contractually agreed to observe, through December 31, 2017, an irrevocable waiver of a portion of its Administration Fees for Class A shares, which reduces the contractual fee rate by 0.02%.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated January 1, 2017

to the Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 29, 2016 (as revised October 1, 2016) (as supplemented thereafter)

Disclosure Relating to All Series (each, a “Fund,” and collectively, the “Funds”)

Within the Management of the Trust section, the first table in the “Investment Adviser – Advisory Agreement” sub-section is hereby revised in its entirety as follows:

The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Fund	Advisory Fee Rate
Global Small-Cap and Technology(2)	0.90%
Emerging Markets Opportunities(1)	0.85%
Health Sciences	0.80%
Global Natural Resources	0.70%
Income & Growth(3), and Small-Cap Blend	0.65%
NFJ International Value(4) and NFJ Small-Cap Value(5)	0.60%
NFJ Mid-Cap Value (6)	0.55%
Mid-Cap	0.47%
NFJ Dividend Value(7) and NFJ Large-Cap Value(8) and Focused Growth(9)	0.45%

(1)	Effective October 13, 2015, the Investment Advisory Fee was reduced to from 0.90% to 0.85%

(2)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.15% to 0.75%, and then an additional 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $2 billion from November 1, 2015 through October 31, 2016, based on the unadjusted contractual 0.90% advisory fee rate.

(3)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.

(4)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $4 billion from November 1, 2015 through October 31, 2016, on the unadjusted contractual 0.60% advisory fee rate.

(5)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.

(6)	Effective November 1, 2015, the Investment Advisory Fee was reduced from 0.60% to 0.55%.

(7)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%, and then an additional 0.025% on net assets in excess of $7.5 billion, and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets.

(8)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%.

(9)	Effective January 1, 2017, the Adviser has contractually agreed to observe, through December 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.10% to 0.35%.

Within the Management of the Trust section, the “Administration Fee Rate” table in the “Fund Administrator” sub-section is hereby revised in its entirety as follows:

Administration Fee Rate

Fund	Institutional and Administrative Classes(1)	Class R6(1)	Class A, Class C, and Class R(1)	Class P(1)
Emerging Markets Opportunities(2)	0.40%	0.35%	0.50%	0.50%
Focused Growth(5)	0.30%	0.25%	0.40%	0.40%
Global Natural Resources	0.35%	N/A	0.45%	0.45%
Global Small-Cap	0.35%	N/A	0.45%	0.45%
Health Sciences	0.30%	N/A	0.40%	N/A
Income & Growth	0.30%	N/A	0.40%	0.40%
Mid-Cap	0.30%	N/A	0.40%	0.40%
NFJ Dividend Value	0.30%	0.25%	0.40%	0.40%
NFJ International Value (3)	0.40%	0.35%	0.50%	0.50%
NFJ Large-Cap Value	0.30%	N/A	0.40%	0.40%
NFJ Mid-Cap Value	0.30%	N/A	0.40%	0.40%
NFJ Small-Cap Value(4)	0.30%	0.25%	0.40%	0.40%
Small-Cap Blend	0.30%	0.25%	0.40%	0.40%
Technology	0.30%	N/A	0.40%	0.40%

(1)	The total Administration Fee rate for each class of shares of the AllianzGI Emerging Markets Opportunities and AllianzGI NFJ International Value Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administration Fee rate for each class of shares of the AllianzGI Global Natural Resources and AllianzGI Global Small-Cap Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administration Fee rate for each class of shares of all other Allianz Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

(2)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.15%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.

(3)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.025%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.

(4)	The Administrator has contractually agreed to observe, effective November 1, 2016, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees which reduces the contractual fee rate by 0.05%. An identical fee waiver was in effect from November 1, 2015 through October 31, 2016, but only with respect to Institutional Class, Class R6 and Administrative Class shares.

(5)	Effective January 1, 2017, the Administrator has contractually agreed to observe, through December 31, 2017, an irrevocable waiver of a portion of its Administration Fees for Class A shares, which reduces the contractual fee rate by 0.02%.

Please retain this Supplement for future reference.